UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue	Nashville, Tennessee 37211-2148
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE  19801

(Name and address of agent for service)

With a copy to:
Paul B. Ordonio, President
Monteagle Funds
2506 Winford Avenue
Nashville, TN  37211

Registrant's telephone number, including area code:  888.263.5593

Date of fiscal year end:  08/31/2015

Date of reporting period: 11/30/2014

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

PAR VALUE	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 29.05%	FAIR VALUE

	U.S. Treasury Notes - 19.18%
$2,000,000	1.625%, due 08/15/2022	$1,947,656
2,000,000	1.75%, due 05/15/2022	1,970,312
2,000,000	2.00%, due 11/15/2021	2,013,750
1,000,000	2.125%, due 08/15/2021	1,015,156
500,000	2.625%, due 08/15/2020	525,117
1,000,000	3.125%, due 05/15/2021	1,078,359
		8,550,350
	Federal Farm Credit Bank - 2.26%
1,000,000	2.64%, due 08/12/2021	1,007,312
		1,007,312

	Federal Home Loan Mortgage Corporation - 5.33%
500,000	3.75%, due 03/27/2019	547,016
1,000,000	4.875%, due 06/13/2018	1,128,482
175,000	5.00%, due 12/14/2018	199,517
500,000	1.75%, due 05/30/2019	503,139
		2,378,154
	Federal National Mortgage Association - 2.28%
500,000	5.00%, due 03/02/2015	506,235
500,000	1.875%, due 09/18/2018	510,514
		1,016,749

	Total U.S. Government and Agency Obligations (Cost $12,912,593)	12,952,565

PAR VALUE	CORPORATE BONDS (b) - 54.96%	FAIR VALUE

	Aerospace & Defense - 1.26%
500,000	United Technologies Corp., 5.375%, due 12/15/2017	561,245

	Agriculture - 1.09%
500,000	Philip Morris International, Inc., 2.50%, due 08/22/2022	487,981

	Banks - 12.87%
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	561,362
500,000	JPMorgan Chase & Co., 4.35%, due 08/15/2021	544,516
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	564,715
500,000	Manufacturers & Traders Trust Co., 1.45%, due 03/07/2018	496,920
500,000	Morgan Stanley, 3.45%, due 11/02/2015	512,141
500,000	Northern Trust Corp., 2.375%, due 08/02/2022	486,986
500,000	PNC Funding Corp., 4.375%, due 08/11/2020	549,264
500,000	U.S. Bancorp, 2.20%, due 11/15/2016	512,616
500,000	Wells Fargo & Co., 1.15%, 06/02/2017	500,279
500,000	Wells Fargo & Co., 3.45%, 02/13/2023	502,870
500,000	Westpac Banking Corp., 2.00%, due 08/14/2017	509,948
		5,741,617
	Biotechnology - 0.62%
250,000	Amgen, Inc., 4.50%, due 03/15/2020	275,321

	Computers - 1.34%
600,000	International Business Machines Corp., 1.25%, 02/08/2018	597,271

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

PAR VALUE	CORPORATE BONDS (b) - 54.96% (continued)	FAIR VALUE

	Diversified Financial Services - 2.86%
$250,000	CME Group, Inc., 3.00%, due 09/15/2022	$255,098
500,000	General Electric Capital Corp., 3.15%, due 09/07/2022	511,810
500,000	Toyota Motor Credit Corp., 3.20%, due 06/17/2015	507,861
		1,274,769
	Electric - 3.16%
500,000	Duke Energy Florida, Inc., 4.55%, due 04/01/2020	556,715
770,000	Georgia Power Co., 4.25%, due 12/01/2019	851,521
		1,408,236
	Electrical Components & Equipment - 0.61%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016	271,518

	Engineering & Construction - 0.78%
350,000	Fluor Corp., 3.50% due 12/15/2024	348,561

	Healthcare - Products - 2.25%
750,000	Becton Dickinson and Co., 3.125%, due 11/08/2021	752,605
250,000	Medtronic, Inc., 3.125%, 03/15/2022	252,382
		1,004,987
	Insurance - 3.05%
500,000	Berkshire Hathaway Finance Corp., 3.00%, due 05/15/2022	506,551
750,000	Chubb Corp., 5.75%, due 05/15/2018	854,423
		1,360,974
	Machinery - Diversified - 1.86%
750,000	Deere & Co., 4.375%, due 10/16/2019	828,330

	Metal Fabricate & Hardware - 1.09%
500,000	Precision Castparts Corp., 2.50%, due 01/15/2023	485,664

	Miscellaneous Manufacturing - 2.35%
250,000	3M Co., 1.00%, due 06/26/2017	250,178
250,000	3M Co., 2.00%, due 06/26/2022	241,958
500,000	General Electric Co., 5.25%, due 12/06/2017	555,127
		1,047,263
	Office & Business Equipment - 0.62%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017	276,028

	Oil & Gas - 2.79%
500,000	BP Capital Markets PLC, 2.50%, due 11/06/2022	471,670
250,000	BP Capital Markets PLC, 4.75%, due 03/10/2019	276,949
250,000	Shell International Finance BV, 1.125%, due 08/21/2017	250,585
250,000	Shell International Finance BV, 2.375%, due 08/21/2022	244,561
		1,243,765
	Oil & Gas Services - 1.70%
750,000	Halliburton Co., 2.00%, due 08/01/2018	752,926

	Pharmaceuticals - 4.43%
750,000	Allergan, Inc., 5.75%, due 04/01/2016	795,749
500,000	AstraZeneca PLC, 1.95%, due 09/18/2019	501,441
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	567,222
100,000	Johnson & Johnson, 5.15%, due 07/15/2018	113,191
		1,977,603
	Real Estate Investment Trust - 1.70%
750,000	Simon Property Group LP, 2.20%, due 02/01/2019	759,391

	Retail - 1.11%
250,000	Costco Wholesale Corp., 1.125%, due 12/15/2017	249,389
250,000	Costco Wholesale Corp., 1.70%, due 12/15/2019	246,525
		495,914
	Semiconductors - 2.52%
750,000	Broadcom Corp., 2.70%, 11/01/2018	772,604
350,000	Intel Corp., 1.35%, 12/15/2017	349,976
		1,122,580

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

PAR VALUE	CORPORATE BONDS (b) - 54.96% (continued)	FAIR VALUE

	Software - 1.09%
500,000	Oracle Corp., 2.50%, due 10/15/2022	$486,745

	Telecommunications - 3.81%
750,000	AT&T, Inc., 5.80%, due 02/15/2019	859,459
750,000	Cisco Systems, Inc., 4.95%, due 02/15/2019	840,723
		1,700,182

	Total Corporate Bonds (Cost $23,998,207)	24,508,871

PAR VALUE	MORTGAGE-BACKED SECURITIES (b) - 9.80%	FAIR VALUE

	Federal Home Loan Mortgage Corporation - 1.97%
$540,191	Pool J19285, 2.50%, due 06/01/2027	553,799
68,245	Series 15L, 7.00%, due 07/25/2023	76,509
234,639	Series 2841 BY, 5.00%, due 08/15/2019	248,318
		878,626
	Federal National Mortgage Association - 6.70%
80,075	Pool 545759, 6.50%, due 07/01/2032	93,245
18,595	Pool 725421, 7.00%, due 09/01/2017	19,342
45,616	Pool 754289, 6.00%, due 11/01/2033	52,088
83,770	Pool 882684, 6.00%, due 06/01/2036	95,635
1,965,624	Pool AB3690, 4.00%, due 10/01/2041	2,101,785
494,382	Pool AL1869, 3.00%, due 06/01/2027	516,381
96,113	Series 2007-40-PT, 5.50%, due 05/25/2037	107,433
		2,985,909
	Government National Mortgage Association - 1.13%
106,868	Pool 476998, 6.50%, due 07/15/2029	123,518
47,486	Pool 648337, 5.00%, due 10/15/2020	50,962
35,281	Pool 676516, 6.00%, due 02/15/2038	39,872
98,093	Series 2012-52-PM, 3.50%, due 12/20/2039	102,671
201,460	Series 2012-91-HQ, 2.00%, due 09/20/2041	188,081
		505,104

	Total Mortgage-Backed Securities (Cost $4,296,841)	4,369,639

SHARES	MONEY MARKET FUNDS - 5.63%	FAIR VALUE

2,511,569	Fidelity Institutional Money Market Fund Class I, 0.09% (a) (Cost $2,511,569)	$2,511,569

	Total Investments at Fair Value - 99.44% (Cost $43,719,210)	$44,342,644

	Other Assets in Excess of Liabilities, Net - 0.56%	248,554

	Net Assets - 100.00%	$44,591,198

(a)	Rate shown represents the 7-day yield at November 30, 2014, is subject to change and resets daily.
(b)
Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

SHARES	COMMON STOCKS - 69.45%	FAIR VALUE

	Aerospace & Defense - 1.57%
1,100	Lockheed Martin Corp.	$210,716

	Airlines - 6.22%
9,900	Southwest Airlines Co.	414,018
5,100	Spirit Airlines, Inc. (a)	421,719
		835,737
	Banks - 1.05%
4,700	First Financial Bankshares, Inc.	141,799

	Beverages - 1.27%
1,200	Keurig Green Mountain, Inc.	170,568

	Biotechnology - 19.19%
3,000	Alexion Pharmaceuticals, Inc. (a)	584,700
5,300	Celgene Corp. (a)	602,557
7,400	Gilead Sciences, Inc. (a)	742,368
3,400	Illumina, Inc. (a)	649,026
		2,578,651
	Healthcare Services - 2.94%
4,000	Centene Corp.	395,080

	Internet - 8.90%
1,800	Baidu, Inc. (a)	441,198
2,200	Bitauto Holdings Ltd. (a)	202,752
7,100	Facebook, Inc. (a)	551,670
		1,195,620
	Oil & Gas - 0.97%
1,700	Tesoro Corp.	130,254

	Pharmaceuticals - 7.81%
1,900	Actavis PLC (a)	514,159
2,500	Allergan, Inc.	534,725
		1,048,884
	Retail - 1.40%
2,000	Domino's Pizza, Inc.	187,700

	Semiconductors - 11.64%
6,400	Avago Technologies Ltd.	597,760
3,400	NXP Semiconductor NV	264,554
10,400	Skyworks Solutions, Inc.	701,688
		1,564,002
	Software - 0.98%
3,000	Electronic Arts, Inc. (a)	131,790

	Telecommunications - 4.49%
4,900	Palo Alto Networks, Inc. (a)	602,700

	Transportation - 1.02%
1,700	Old Dominion Freight Line, Inc. (a)	137,768

	Total Common Stocks (Cost $8,403,419)	9,331,269

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

SHARES	EXCHANGE-TRADED FUNDS - 25.74%	FAIR VALUE

16,400	Powershares QQQ Trust Series 1	$1,738,564
8,300	SPDR S&P 500 ETF Trust	1,719,760
	Total Exchange-Traded Funds (Cost $3,296,046)	3,458,324

SHARES	MONEY MARKET FUND - 2.36%	FAIR VALUE

317,683	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (Cost $317,683)	$317,683

	Total Investments at Fair Value - 97.55% (Cost $12,017,148)	$13,107,276

	Other Assets in Excess of Liabilities, Net - 2.45%	329,714

	Net Assets - 100.00%	$13,436,990

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

SHARES	COMMON STOCKS - 96.52%	FAIR VALUE

	Apparel - 2.21%
1,381	Deckers Outdoor Corp. (a)	$133,570
4,384	NIKE, Inc. - Class B	435,287
		568,857
	Banks - 5.16%
10,445	East West Bancorp, Inc.	384,063
3,680	Goldman Sachs Group, Inc.	693,349
4,555	Wells Fargo & Co.	248,156
		1,325,568
	Beverages - 2.95%
16,910	Coca-Cola Co.	758,075

	Biotechnology - 4.25%
1,054	Amgen, Inc.	174,237
4,784	Celgene Corp. (a)	543,893
3,715	Gilead Sciences, Inc. (a)	372,689
		1,090,819
	Chemicals - 2.80%
1,380	CF Industries Holdings, Inc.	370,047
1,178	Praxair, Inc.	151,232
2,552	Rockwood Holdings, Inc.	198,928
		720,207
	Computers - 8.41%
14,950	Apple, Inc.	1,778,004
1,329	International Business Machines Corp.	215,524
1,621	Stratasys, Ltd. (a)	165,293
		2,158,821
	Cosmetics & Personal Care - 2.97%
4,834	Colgate-Palmolive Co.	336,398
5,744	Estee Lauder Cos., Inc.	425,860
		762,258
	Distribution & Wholesale - 2.08%
2,178	WW Grainger, Inc.	535,091

	Diversified Financial Services - 5.24%
2,122	BlackRock, Inc.	761,968
2,260	Visa, Inc. - Class A	583,509
		1,345,477
	Electrical Components & Equipment - 1.47%
7,388	AMETEK, Inc.	376,492

	Electronics - 2.60%
8,640	Amphenol Corp. - Class A	463,363
7,254	Trimble Navigation Ltd. (a)	204,019
		667,382
	Entertainment - 1.03%
7,285	Cinemark Holdings, Inc.	264,518

	Food - 3.88%
2,605	Hershey Co.	261,229
2,475	J.M. Smucker Co.	253,861
3,185	McCormick & Co., Inc.	236,741
5,008	Whole Foods Market, Inc.	245,542
		997,373
	Healthcare - Products - 2.40%
8,431	Baxter International, Inc.	615,463

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

SHARES	COMMON STOCKS - 96.52% (continued)	FAIR VALUE

	Internet - 6.00%
900	Amazon.com, Inc. (a)	$304,776
8,670	eBay, Inc. (a)	475,810
735	Google, Inc. - Class A (a)	403,574
660	Google, Inc. - Class C (a)	357,608
		1,541,768
	Leisure Time - 1.60%
2,618	Polaris Industries, Inc.	410,267

	Lodging - 0.64%
923	Wynn Resorts Ltd.	164,857

	Machinery - Diversified - 1.95%
3,181	Roper Industries, Inc.	502,025

	Media - 5.42%
7,695	Comcast Corp. - Class A	438,923
10,300	Walt Disney Co.	952,853
		1,391,776
	Metal Fabricate & Hardware - 0.34%
365	Precision Castparts Corp.	86,833

	Miscellaneous Manufacturing - 2.66%
1,455	3M Co.	232,931
5,395	Danaher Corp.	450,806
		683,737
	Oil & Gas - 1.76%
1,409	Concho Resources, Inc. (a)	134,207
3,521	Exxon Mobil Corp.	318,791
		452,998
	Oil & Gas Services - 0.76%
2,915	National Oilwell Varco, Inc.	195,422

	Pharmaceuticals - 4.48%
2,811	Bristol-Myers Squibb Co.	165,990
1,141	Johnson & Johnson	123,513
8,125	Express Scripts Holding Co. (a)	675,594
5,947	Pfizer, Inc.	185,249
		1,150,346
	Real Estate Investment Trusts - 2.78%
3,873	American Tower Corp.	406,704
4,155	Health Care REIT, Inc.	306,057
		712,761
	Retail - 12.13%
3,121	Costco Wholesale Corp.	443,557
7,555	CVS Health Corp.	690,225
5,379	Dunkin' Brands Group, Inc.	260,075
2,052	Family Dollar Stores, Inc.	162,211
6,527	Home Depot, Inc.	648,784
1,933	Ross Stores, Inc.	176,831
3,015	Wal-Mart Stores, Inc.	263,933
6,088	Yum! Brands, Inc.	470,298
		3,115,914
	Semiconductors - 2.57%
9,060	QUALCOMM, Inc.	660,474

	Software - 1.11%
6,707	Oracle Corp.	284,444

	Telecommunications - 3.43%
13,695	Cisco Systems, Inc.	378,530
9,905	Verizon Communications, Inc.	501,094
		879,624
	Transportation - 1.44%
2,073	FedEx Corp.	369,367

	Total Common Stocks (Cost $17,406,075)	24,789,014

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

SHARES	MONEY MARKET FUND - 3.47%	FAIR VALUE

891,203	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (Cost $891,203)	$891,203

	Total Investments at Fair Value - 99.99% (Cost $18,297,278)	$25,680,217

	Other Assets in Excess of Liabilities, Net - 0.01%	2,074

	Net Assets - 100.00%	$25,682,291

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

SHARES	COMMON STOCKS - 86.52%	FAIR VALUE

	Aerospace & Defense - 5.00%
1,300	Lockheed Martin Corp.	$249,028
4,953	Raytheon Co.	528,485
		777,513
	Banks - 4.81%
7,400	Bank of America Corp.	126,096
1,091	Goldman Sachs Group, Inc.	205,555
11,849	Morgan Stanley	416,848
		748,499
	Commercial Services - 2.24%
20,652	R.R. Donnelley & Sons Co.	347,780

	Computers - 5.80%
4,123	Apple, Inc.	490,348
2,537	International Business Machines Corp.	411,425
		901,773
	Diversified Financial Services - 1.19%
2,180	CME Group, Inc.	184,515

	Electric - 2.11%
9,085	Exelon Corp.	328,604

	Engineering & Construction - 2.51%
8,400	Jacobs Engineering Group Inc	390,180

	Entertainment - 2.62%
23,910	International Game Technology	407,187

	Healthcare - Services - 8.65%
5,016	Anthem, Inc.	641,597
5,097	Humana, Inc.	703,233
		1,344,830
	Home Furnishings - 3.70%
3,087	Whirlpool Corp.	574,707

	Insurance - 5.40%
6,760	Aflac, Inc.	403,775
6,388	Allstate Corp.	435,342
		839,117

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

SHARES	COMMON STOCKS - 86.52% (continued)	FAIR VALUE

	Iron & Steel - 3.00%
10,872	Allegheny Technologies, Inc.	$366,278
3,000	United States Steel Corp.	100,050
		466,328
	Machinery - Construction & Mining - 1.93%
6,107	Joy Global, Inc.	299,487

	Mining - 2.46%
14,220	Freeport-McMoRan, Inc.	381,807

	Miscellaneous Manufacturing - 1.24%
7,300	General Electric Co.	193,377

	Office & Business Equipment - 1.31%
14,634	Xerox Corp.	204,291

	Oil & Gas - 7.86%
2,200	ConocoPhillips	145,354
9,020	Diamond Offshore Drilling, Inc.	264,917
14,259	Rowan Companies PLC	310,418
4,860	Tesoro Corp.	372,373
6,100	Transocean Ltd. (d)	128,161
		1,221,223
	Oil & Gas Services - 2.39%
6,513	Baker Hughes, Inc.	371,241

	Real Estate Investment Trust - 1.88%
6,520	HCP, Inc.	292,096

	Retail - 12.77%
7,060	Abercrombie & Fitch Co. - Class A	203,681
1,209	Bed Bath & Beyond, Inc. (a)	88,704
5,607	CVS Health Corp.	512,256
8,406	Darden Restaurants, Inc.	479,058
3,385	Kohl's Corp.	201,814
1,263	PetSmart, Inc.	99,474
5,400	Target Corp.	399,600
		1,984,587
	Savings & Loans - 1.20%
19,082	Hudson City Bancorp, Inc.	186,813

	Semiconductors - 3.48%
22,477	Applied Materials, Inc.	540,572

	Telecommunications - 0.91%
4,000	AT & T, Inc.	141,520

	Transportation - 2.06%
4,351	CH Robinson Worldwide, Inc.	320,843

	Total Common Stocks (Cost $10,358,972)	13,448,890

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

SHARES	MONEY MARKET FUND - 13.72%	FAIR VALUE

2,133,083	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (c) (Cost $2,133,083)	$2,133,083

	Total Investments at Fair Value - 100.24% (Cost $12,492,055)	$15,581,973

	Liabilities in Excess of Other Assets, Net - (0.24%)	(37,008)

	Net Assets - 100.00%	$15,544,965

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2014, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at November 30, 2014. Total collateral had a fair value of $61,959 at November 30, 2014.
(d)	Security, or a portion of the security, is out on loan at November 30, 2014. Total loaned securities had a fair value of $50,424 at November 30, 2014.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

SHARES	COMMON STOCKS - 94.55%	FAIR VALUE

	Aerospace & Defense - 2.03%
6,400	Triumph Group, Inc.	$435,584

	Auto Manufacturers - 2.39%
32,500	Ford Motor Co.	511,225

	Auto Parts & Equipment - 2.69%
17,000	Cooper Tire & Rubber Co.	576,810

	Chemicals - 9.86%
10,750	EI Du Pont de Nemour & Co.	767,550
18,800	Huntsman Corp.	479,776
10,800	Mosaic Co.	494,316
9,000	Stepan, Co.	372,600
		2,114,242
	Distribution & Wholesale - 2.08%
79,558	Wolseley PLC - ADR	446,320

	Diversified Financial Services - 1.98%
30,000	Nomura Holdings, Inc. - ADR	180,600
4,813	Macquarie Group Ltd. - ADR	243,442
		424,042
	Electric - 4.82%
8,516	Duke Energy Corp.	688,944
11,000	NRG Energy, Inc.	343,860
		1,032,804
	Electrical Components & Equipment - 2.28%
30,000	Schneider Electric SA - ADR	488,100

	Environmental Control - 2.03%
11,000	Republic Services, Inc.	435,710

	Food - 2.23%
28,000	Dean Foods Co.	477,400

	Forest Products & Paper - 3.52%
14,000	International Paper Co.	753,480

	Healthcare - Products - 4.26%
32,000	Boston Scientific Corp. (a)	411,840
6,800	Medtronic, Inc.	502,316
		914,156
	Home Builders - 2.14%
18,000	DR Horton, Inc.	458,820

	Iron & Steel - 6.85%
26,000	Cliffs Natural Resources, Inc. (d)	237,120
23,000	Commercial Metals Co.	375,820
7,500	Nucor Corp.	402,225
12,000	Worthington Industries, Inc.	452,520
		1,467,685

	Mining - 1.50%
12,000	Freeport-McMoRan, Inc.	322,200

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

SHARES	COMMON STOCKS - 94.55% (continued)	FAIR VALUE

	Miscellaneous Manufacturing - 2.22%
11,000	Textron, Inc.	$476,520

	Oil & Gas - 8.38%
10,000	CVR Energy, Inc. (d)	465,400
5,000	Exxon Mobil Corp.	452,700
7,600	HollyFrontier Corp.	310,232
12,000	Marathon Oil Corp.	347,040
10,494	Transocean Ltd. (d)	220,479
		1,795,851
	Oil & Gas Services - 1.24%
9,000	Steel Excel, Inc. (a)	265,410

	Packaging & Containers - 2.23%
11,400	Sonoco Products Co.	479,028

	Pharmaceuticals - 6.31%
10,000	Bristol-Myers Squibb Co.	590,500
9,147	Merck & Co., Inc.	552,479
10,000	Takeda Pharmaceutical Co. Ltd. - ADR	208,600
		1,351,579
	Retail - 3.91%
12,500	Coach, Inc.	464,000
13,000	Abercrombie & Fitch Co. - Class A	375,050
		839,050
	Semiconductors - 6.53%
19,000	Cirrus Logic, Inc. (a)	347,510
17,000	Intel Corp.	633,250
30,000	Kulicke & Soffa Industries, Inc. (a)	419,400
		1,400,160
	Telecommunications - 9.47%
20,000	AT & T, Inc.	707,600
31,000	FIH Mobile Ltd. - ADR	323,950
9,700	Rogers Communications, Inc. - Class B	390,328
12,000	Verizon Communications, Inc.	607,080
		2,028,958
	Transportation - 3.60%
11,000	CSX Corp.	401,390
12,000	Tidewater, Inc.	370,920
		772,310

	Total Common Stocks (Cost $16,073,013)	20,267,444

SHARES	MONEY MARKET FUND - 9.51%	FAIR VALUE

2,037,675	Fidelity Institutional Money Market Fund Class I, 0.09% (Cost $2,037,675) (c)	$2,037,675

	Total Investments at Fair Value - 104.06% (Cost $18,110,688)	$22,305,119

	Liabilities in Excess of Other Assets, Net - (4.06%)	(869,737)

	Net Assets - 100.00%	$21,435,382

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2014, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at November 30, 2014. Total collateral had a fair value of $921,833 at November 30, 2014.
(d)	Security, or a portion of the security is out on loan at November 30, 2014. Total loaned securities had a fair value of $849,415 at November 30, 2014.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

SHARES	COMMON STOCKS - 96.53%	FAIR VALUE

	Advertising - 1.14%
487	Alliance Data Systems Corp.	$139,219

	Airlines - 2.58%
2,417	American Airlines Group, Inc.	117,297
4,723	Southwest Airlines Co.	197,516
		314,813
	Auto Manufacturers - 0.83%
822	Toyota Motor Corp.	101,213

	Banks - 6.02%
1,625	Comerica, Inc.	75,741
1,036	Cullen/Frost Bankers, Inc.	77,348
3,874	First Financial Bankshares, Inc. (d)	116,879
4,161	International Bancshares Corp.	106,189
2,364	Prosperity Bancshares, Inc.	132,810
2,339	Texas Capital Bancshares, Inc. (a)	128,949
4,105	ViewPoint Financial Group, Inc.	97,863
		735,779
	Beverages - 1.10%
1,818	Dr Pepper Snapple Group, Inc.	134,532

	Building Materials - 1.71%
1,586	Eagle Materials, Inc.	130,671
832	Lennox International, Inc.	77,933
		208,604
	Chemicals - 2.52%
3,345	Celanese Corp.	200,934
1,678	Westlake Chemical Co.	106,721
		307,655
	Commercial Services - 3.50%
1,813	Cardtronics, Inc. (a)	70,997
6,869	HMS Holdings Corp (a)	143,287
2,016	Quanta Services, Inc. (a)	61,488
3,300	Rent-A-Center, Inc.	113,850
1,682	Service Corp. International, Inc.	38,013
		427,635
	Computers - 0.88%
2,003	Cognizant Technology Solutions Corp. (a)	108,142

	Distribution & Wholesale - 1.00%
1,098	Fossil Group, Inc. (a)	122,669

	Diversified Financial Services - 1.47%
3,001	Enova International, Inc. (a)	68,993
5,972	Santander Consumer USA Holdings, Inc. (a)	111,019
		180,012
	Electric - 1.11%
2,062	Dynegy, Inc. (a)	68,355
1,775	El Paso Electric Co.	67,148
		135,503
	Electrical Equipment & Components - 0.78%
2,610	Encore Wire Corp.	95,709

	Electronics - 2.21%
5,671	Benchmark Electronics, Inc. (a)	134,856
4,212	National Instruments Corp.	135,584
		270,440
	Engineering & Construction - 1.31%
951	Fluor Corp.	58,952
5,977	KBR, Inc.	100,653
		159,605
	Entertainment - 0.87%
1,750	Cinemark Holdings, Inc.	63,543
1,049	Six Flags Entertainment Corp.	42,642
		106,185
	Environmental Control - 1.75%
2,953	Waste Connections, Inc.	139,411
1,540	Waste Management, Inc.	75,044
		214,455

THE TEXAS FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

SHARES	COMMON STOCKS - 96.53% (continued)	FAIR VALUE

	Food - 4.06%
4,831	Darling Ingredients, Inc. (a)	$89,857
5,914	Dean Foods Co.	100,834
3,417	Sysco Corp.	137,568
3,418	Whole Foods Market, Inc.	167,585
		495,844
	Gas - 1.31%
1,348	Atmos Energy Corp.	72,388
3,646	CenterPoint Energy, Inc.	87,285
		159,673
	Healthcare - Products - 1.97%
1,177	Cyberonics, Inc. (a)	62,675
2,119	Greatbatch, Inc. (a)	105,039
67	Halyard Health, Inc. (a)	2,627
3,289	Hanger, Inc. (a)	70,549
		240,890
	Healthcare - Services - 0.44%
1,124	Tenet Healthcare Corp. (a)	54,008

	Home Builders - 0.81%
3,902	DR Horton, Inc.	99,462

	Household Products & Wares - 0.56%
587	Kimberly-Clark Corp.	68,438

	Insurance - 2.89%
725	American National Insurance Co.	83,216
1,655	HCC Insurance Holdings, Inc.	87,831
5,207	Hilltop Holdings, Inc. (a)	106,119
1,414	Torchmark Corp.	76,003
		353,169
	Internet - 1.66%
5,512	HomeAway, Inc. (a)	172,856
2,036	RetailMeNot, Inc. (a)	29,980
		202,836
	Investment Companies - 1.24%
4,669	Main Street Capital Corp. (d)	151,602

	Iron & Steel - 1.56%
11,650	Commercial Metals Co.	190,361

	Leisure Time - 0.86%
5,583	Sabre Corp.	104,625

	Machinery - Diversified - 0.93%
976	DXP Enterprises, Inc. (a)	57,350
947	Flowserve Corp.	55,750
		113,100
	Media - 1.31%
3,644	LIN Media LLC (a)	87,930
1,406	Nexstar Broadcasting Group, Inc.	72,142
		160,072
	Miscellaneous Manufacturing - 1.54%
3,121	AZZ, Inc.	139,758
1,520	Trinity Industries, Inc.	48,731
		188,489

THE TEXAS FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

SHARES	COMMON STOCKS - 96.53% (continued)	FAIR VALUE

	Oil & Gas - 9.62%
4,704	Cabot Oil & Gas Corp.	$155,420
855	Cheniere Energy, Inc. (a)	56,421
781	Concho Resources, Inc. (a)	74,390
837	Diamonback Energy, Inc. (a)	47,207
1,483	EOG Resources, Inc.	128,606
936	Exxon Mobil Corp.	84,745
1,927	HollyFrontier Corp.	78,660
1,596	Marathon Oil Corp.	46,156
6,435	Matador Resources Co. (a)	113,192
1,607	Noble Energy, Inc.	79,032
4,098	Patterson-UTI Energy, Inc.	72,494
519	Pioneer Natural Resources Co.	74,336
3,630	Rowan Cos. PLC	79,025
1,780	Valero Energy Corp.	86,526
		1,176,210
	Oil & Gas Services - 8.35%
1,727	Baker Hughes, Inc.	98,439
990	Bristow Group, Inc.	63,459
1,280	Cameron International Corp. (a)	65,638
1,014	Dril-Quip, Inc. (a)	80,867
6,664	Flotek Industries, Inc. (a)	129,815
2,597	FMC Technologies, Inc. (a)	124,059
2,917	Forum Energy Technologies, Inc. (a)	70,037
918	Halliburton Co.	38,740
2,035	National Oilwell Varco, Inc.	136,426
1,395	Oceaneering International, Inc	87,480
1,465	Schlumberger Ltd.	125,917
		1,020,877
	Pipelines - 2.89%
3,798	EnLink Midstream LLC	137,374
300	EnLink Midstream Partners LP	8,367
1,539	Kinder Morgan, Inc.	63,638
3,288	Primoris Services Corp.	85,981
1,534	Spectra Energy Corp.	58,108
		353,468

THE TEXAS FUND
SCHEDULE OF INVESTMENTS - November 30, 2014 (Unaudited)

SHARES	COMMON STOCKS - 96.53% (continued)	FAIR VALUE

	Real Estate - 0.81%
676	Howard Hughes Corp. (a)	$98,723

	Retail - 9.61%
1,326	Brinker International., Inc.	74,694
3,280	Cash America International, Inc.	80,065
1,457	Conn's, Inc. (a) (d)	49,975
1,870	Copart, Inc. (a)	67,956
1,255	Fiesta Restaurant Group, Inc. (a)	70,355
1,550	First Cash Financial Services, Inc. (a)	89,559
1,557	GameStop Corp. - Class A (d)	58,870
1,427	Group 1 Automotive, Inc.	127,731
1,104	Mattress Firm Holdings Corp. (a)	78,417
1,209	Men's Wearhouse, Inc.	56,484
4,755	Michaels Cos., Inc. (a)	114,405
5,414	Pier 1 Imports, Inc.	74,713
3,164	Rush Enterprises, Inc. (a)	110,993
3,826	Sally Beauty Holdings, Inc. (a)	121,093
		1,175,310
	Semiconductors - 4.83%
7,803	Cirrus Logic, Inc. (a)	142,717
5,380	Diodes, Inc. (a)	143,054
3,233	Silicon Laboratories, Inc. (a)	146,617
2,912	Texas Instruments, Inc.	158,471
		590,859
	Software - 6.40%
336	Athenahealth, Inc. (a)	39,413
5,547	Rackspace Hosting, Inc. (a)	254,663
4,352	SolarWinds, Inc. (a)	225,956
1,832	Solera Holdings, Inc.	96,491
1,523	Tyler Technologies, Inc. (a)	165,367
		781,890
	Telecommunications - 1.08%
3,727	AT&T, Inc.	131,861

	Transportation - 1.02%
1,303	Kirby Corp. (a)	125,270

	Total Common Stocks (Cost $11,923,917)	11,799,207

CONTRACTS (e)	CALL OPTIONS - 0.09%	FAIR VALUE

110	JC Penney Co., Inc., 01/15/2016, $10.00 (Cost $23,434)	$11,110

CONTRACTS (e)	PUT OPTIONS - 0.64%	FAIR VALUE

110	iShares Russell 2000 ETF, 01/17/2015, $105.00	$7,260
125	Energy Select Sector SPDR Fund, 01/17/2015, $78.00	30,000
62	Energy Select Sector SPDR Fund, 01/17/2015, $80.00	20,832
45	SPDR S&P MidCap 400 ETF Trust, 01/17/2015, $240.00	7,200
40	SPDR S&P MidCap 400 ETF Trust, 03/20/2015, $235.00	12,900
	Total Put Options (Cost $259,208)	78,192

SHARES	MONEY MARKET FUND - 5.14%	FAIR VALUE

628,677	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (c) (Cost $628,677)	$628,677

	Total Investments at Fair Value - 102.40% (Cost $12,835,236)	$12,517,186

	Liabilities in Excess of Other Assets, Net - (2.40%)	(293,804)

	Net Assets - 100.00%	$12,223,382

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2014, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at November 30, 2014. Total collateral had a fair value of $291,289 at November 30, 2014.
(d)	Security, or a portion of the security is out on loan at November 30, 2014. Total loaned securities had a fair value of $284,225 at November 30, 2014.
(e)	Each contract is equal to 100 shares of common stock.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2014 (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Monteagle Funds’ (the “Funds”) significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of$1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2014 (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of November 30, 2014:

Fixed Income Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
U.S. Government and Agency Obligations	$-	$12,952,565	$12,952,565
Corporate Bonds	-	24,508,871	24,508,871
Mortgage - Backed securities	-	4,369,639	4,369,639
Money Market Funds	2,511,569	-	2,511,569
Totals	$2,511,569	$41,831,075	$44,342,644

Informed Investor Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$9,331,269	$-	$9,331,269
Exchange-Traded Funds	3,458,324	-	3,458,324
Money Market Funds	317,683	-	317,683
Totals	$13,107,276	$-	$13,107,276

Quality Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$24,789,014	$-	$24,789,014
Money Market Funds	891,203	-	891,203
Totals	$25,680,217	$-	$25,680,217

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2014 (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)

Select Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$13,448,890	$-	$13,448,890
Money Market Funds	2,133,083	-	2,133,083
Totals	$15,581,973	$-	$15,581,973

Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$20,267,444	$-	$20,267,444
Money Market Funds	2,037,675	-	2,037,675
Totals	$22,305,119	$-	$22,305,119

The Texas Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$11,799,207	$-	$11,799,207
Call Options(b)	11,110	-	11,110
Put Options(b)	78,192	-	78,192
Money Market Funds	628,677	-	628,677
Totals	$12,517,186	$-	$12,517,186

(a)
As of and during the three month period ended November 30, 2014, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)
All common stocks, preferred stocks, call options and put options held in the Funds are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedules of Investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2014 (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)

There were no transfers into and out of any Level for the Funds during the three month period ended November 30, 2014. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the three month period ended November 30, 2014, no securities were fair valued.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the fair value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

The following table presents financial instruments that are subject to enforceable netting arrangements as of November 30, 2014:

Assets:					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount

Select Value Fund	Securities Loaned	$50,424	$-	$50,424	$-	$50,424	$-
Value Fund	Securities Loaned	849,415	-	849,415	-	849,415	-
Texas Fund	Securities Loaned	284,225	-	284,225	-	284,225	-

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2014 (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)

Options transactions — A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. A Fund may buy or sell both exchange-traded and over-the-counter (“OTC”) options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

A Fund may purchase call options on debt securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2014 (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash.

All options purchased by the Texas Fund are on equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at November 30, 2014 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statements of Assets and Liabilities	Fair Value of Asset Derivatives

Texas Fund	Call options purchased	Investment securities at fair value	$11,110
Texas Fund	Put options purchased	Investment securities at fair value	78,192
	Totals		$89,302

The effect of derivative instruments on the Statements of Operations during the three month period ended November 30, 2014 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized loss on Derivatives recognized in income

Texas Fund	Put options purchased	Net realized gain from investments	$11,506
Texas Fund	Call options purchased	Net change in unrealized appreciation on investments	(18,700)
Texas Fund	Put options purchased	Net change in unrealized appreciation on investments	2,108
	Totals		$(5,086)

The Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund did not invest in any derivative instruments during the three month period ended November 30, 2014.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2014 (Unaudited)

2. TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of November 30, 2014:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Fixed Income Fund	$43,719,210	$911,184	$(287,750)	$623,434
Informed Investor Growth Fund	12,041,637	1,078,521	(12,882)	1,065,639
Quality Growth Fund	18,299,347	7,503,278	(122,408)	7,380,870
Select Value Fund	12,495,455	3,710,206	(623,688)	3,086,518
Value Fund	18,110,688	5,044,760	(850,329)	4,194,431
The Texas Fund	12,835,236	867,785	(1,185,835)	(318,050)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund and Select Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3. OPTIONS RISK

A Fund’s use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund’s ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

4. SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Monteagle Funds

By:
Name:	Paul B. Ordonio
Title:	President
Date:	January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Name:	Paul B. Ordonio
Title:	President
Date:	January 28, 2015

By:
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	January 28, 2015